Leases - Summary of Lease in the statements of income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Statement Information About Leases [Line Items]
Depreciation	$ 810	$ 698
Finance cost	$ 63	$ 50